Financial results, net	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Financial results, net
Financial results, net

	2018	2017	2016
Finance income:
- Interest income	7,915	11,230	7,671
- Other income	666	514	286
Finance income	8,581	11,744	7,957

Finance costs:
- Interest expense	(51,577)	(52,308)	(48,198)
- Cash flow hedge – transfer from equity (Note 2)	(26,693)	(20,758)	(85,214)
- Foreign exchange losses, net	(183,195)	(38,708)	(19,062)
- Taxes	(3,136)	(3,705)	(2,719)
- Loss from interest rate/foreign exchange rate derivative financial instruments	(3,024)	(2,163)	(5,694)
- Prepayment related expenses (Note 26 - Brazilian subsidiaries)	—	(10,847)	—
- Other expenses	(3,638)	(2,860)	(4,493)
Finance costs	(271,263)	(131,349)	(165,380)
Other financial results - Net gain of inflation effects on the monetary items	81,928	—	—
Total financial results, net	(180,754)	(119,605)	(157,423)